UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21917
                                                     ---------

                     Oppenheimer SMA International Bond Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              42.5%
--------------------------------------------------------------------------------
Germany                                                                     7.4
--------------------------------------------------------------------------------
United Kingdom                                                              7.2
--------------------------------------------------------------------------------
Japan                                                                       6.9
--------------------------------------------------------------------------------
France                                                                      5.0
--------------------------------------------------------------------------------
Italy                                                                       4.9
--------------------------------------------------------------------------------
Turkey                                                                      3.6
--------------------------------------------------------------------------------
Australia                                                                   3.5
--------------------------------------------------------------------------------
Canada                                                                      3.0
--------------------------------------------------------------------------------
Colombia                                                                    2.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada          45.5%
Europe                        31.5
Asia                          11.7
Latin America                  6.4
Middle East/Africa             3.8
Emerging Europe                0.9
Supranational                  0.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                   5 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. Divergent U.S. and global economic trends drove international fixed-income performance in the months before the Fund's inception. U.S. economic growth had slowed as housing markets softened in response to high prices in many regions and higher short-term interest rates from the Federal Reserve Board (the "Fed") over the past several years. At the same time, inflationary pressures remained above the Fed's comfort zone due to a robust labor market and, in the spring of 2007, escalating energy prices. The combination of slowing economic growth and stubborn inflation kept the Fed on the sidelines, and the overnight federal funds rate remained at 5.25% when the reporting period began. At the same time, more robust economic growth in Europe had caused the European Central Bank to raise short-term interest rates, making yields from European bonds more attractive than those in the United States. Similarly, bond yields in many emerging markets were higher than those in the United States.

      When the Fund began operations in late July 2007, turmoil in the U.S. sub-prime mortgage sector, where delinquencies and defaults previously had surged unexpectedly, appeared to spread to other parts of the U.S. economy. This development sparked a repricing of risk, in which investors engaged in a "flight to quality." A number of highly leveraged hedge funds were forced to liquidate holdings to raise cash for redemption requests and margin calls, leading to bouts of illiqidity in several sectors of the U.S. bond market. The Fed intervened in mid-August, reducing a key interest rate to promote market liquidity. The Fed followed up in September with a reduction in the Federal Funds rate, which ended the reporting period at 4.75%.

      As investors rushed for the exits in the midst of the U.S. credit crisis, selling pressure increased in the non-government sectors of international bond markets, often regardless of sound underlying credit conditions. This led to sharp declines in emerging-market credits during July and parts of August. However, bond prices rebounded quickly as investors recognized that credit problems among U.S. homeowners had little bearing on market conditions in other parts of the world. Consequently, by the end of the reporting period, most international bonds had recovered most, if not all, of their previous losses. In the meantime, the U.S. dollar continued to weaken relative to most other currencies, making overseas investments valuable for U.S. investors.

      Robust results from emerging-market bonds combined to drive the Fund's strong relative performance over the reporting period. We focused primarily on markets where the rate of inflation and long-term bond yields have been falling due to improved credit and economic fundamentals. Among Latin American markets, Brazil and, to a lesser extent,


                   6 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Mexico have produced attractive returns as these nations drew down debt, reduced their budget deficits and became more significant participants in world trade. In Eastern Europe, Turkey has prospered through reforms designed to help it qualify for inclusion in the European Union, helping to support bond prices. We also have found attractive opportunities in bonds from Russia and other parts of the former Soviet Union.

      Among developed markets, we have maintained relatively light exposure to Japan, where bond yields have remained very low in a persistently weak economic environment. We also have largely avoided bonds and currencies of industrialized commodity producers, such as Canada, Australia and New Zealand, where we believe high current account deficits may lead to heightened volatility. Otherwise, we have attempted to diversify holdings across the developed nations of Europe, where robust economic growth has led to higher bond yields. To manage risks in this environment, we generally have favored government securities over corporate debt, and we have maintained a neutral duration.

      Finally, the Fund benefited during the reporting period from unhedged currency exposure as the U.S. dollar continued to deteriorate relative to most foreign currencies.

      We currently expect global economic growth to remain strong, particularly in the emerging markets, and we have seen no evidence that the decline of the U.S. dollar is complete. However, we are aware that some emerging markets have already posted impressive rallies, and further gains may be more modest. Accordingly, to reduce risks, we recently trimmed the Fund's positions in some emerging markets. Indeed, anticipating challenges and opportunities in international fixed-income markets is central to what makes Oppenheimer SMA International Bond Fund part of THE RIGHT WAY TO INVEST.


                   7 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of the Fund were first publicly offered on 7/23/07.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   8 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur costs of distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, July 23, 2007 (commencement of operations) and held for the period ended September 30, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on April 1, 2007 and held for the six months ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs


                   9 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                            ENDING        EXPENSES
                              BEGINNING     ACCOUNT       PAID DURING
                              ACCOUNT       VALUE         6 MONTHS ENDED
                              VALUE         (9/30/07)     SEPTEMBER 30, 2007 1,2
--------------------------------------------------------------------------------
Actual                        $ 1,000.00    $ 1,031.90    $ 0.00
--------------------------------------------------------------------------------
Hypothetical                    1,000.00      1,025.07      0.00

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 70/365 [to reflect the period from July 23, 2007 (commencement of operations) to September 30, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The annualized expense ratio for the period from July 23, 2007 (commencement of operations) to September 30, 2007 is as follows:

EXPENSE RATIO
--------------
0.00%

The expense ratio reflects voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


                  10 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.9%
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.83%, 12/6/07 1 (Cost $993,492)                               $    1,000,000   $     993,341

-------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--57.8%
-------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.4%
Argentina (Republic of) Bonds:
Series GDP, 7.24%, 12/15/35 2                                                              100,000          13,050
Series V, 7%, 3/28/11                                                                      130,000         122,099
Series VII, 7%, 9/12/13                                                                     55,000          47,903
-------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 3                                    25,000          25,375
                                                                                                     --------------
                                                                                                           208,427

-------------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.9%
New South Wales Treasury Corp. Sr. Unsec. Nts., Series 17RG, 5.50%, 3/1/17 [AUD]           635,000         521,518
-------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                     1,660,000       1,456,192
                                                                                                     --------------
                                                                                                         1,977,710

-------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.7%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16 [EUR]                      244,000         337,992
-------------------------------------------------------------------------------------------------------------------
BELGIUM--2.2%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                   230,000         342,178
-------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.151%, 11/15/07 2 [EUR]                              570,000         809,012
                                                                                                     --------------
                                                                                                         1,151,190

-------------------------------------------------------------------------------------------------------------------
BRAZIL--1.2%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                175,000         177,800
8%, 1/15/18                                                                                180,000         201,330
8.875%, 10/14/19                                                                           200,000         249,500
                                                                                                     --------------
                                                                                                           628,630

-------------------------------------------------------------------------------------------------------------------
CANADA--3.2%
Canada (Government of) Treasury Bills:
4.563%, 12/27/07 2,4 [CAD]                                                               1,150,000       1,145,138
4.628%, 11/1/07 2,5 [CAD]                                                                  515,000         515,981
                                                                                                     --------------
                                                                                                         1,661,119

-------------------------------------------------------------------------------------------------------------------
COLOMBIA--2.7%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                                                            125,000         153,125
12%, 10/22/15 [COP]                                                                  1,980,000,000       1,101,748
-------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 8.25%, 12/22/14                                                95,000         107,350
                                                                                                     --------------
                                                                                                         1,362,223


                  11 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                $      25,000   $      32,531
-------------------------------------------------------------------------------------------------------------------
DENMARK--0.6%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                         480,000          91,083
4%, 11/15/15 [DKK]                                                                         350,000          65,247
7%, 11/10/24 [DKK]                                                                         125,000          30,552
-------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                               505,000          96,240
                                                                                                     --------------
                                                                                                           283,122

-------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.65%, 6/15/35 3                                           40,000          45,000
-------------------------------------------------------------------------------------------------------------------
FRANCE--5.5%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16 [EUR]                                                                     1,090,000       1,430,908
4%, 10/25/38 [EUR]                                                                         750,000         954,881
-------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 4.009%, 10/18/07 2 [EUR]                            310,000         441,269
                                                                                                     --------------
                                                                                                         2,827,058

-------------------------------------------------------------------------------------------------------------------
GERMANY--8.1%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                             510,000         710,505
Series 05, 4%, 1/4/37 [EUR]                                                                905,000       1,170,490
-------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0707, 3.933%, 1/16/08 2 [EUR]                                                     1,610,000       2,269,712
                                                                                                     --------------
                                                                                                         4,150,707

-------------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 6,7                                               40,000          40,800
-------------------------------------------------------------------------------------------------------------------
GREECE--1.5%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                           530,000         763,504
-------------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts., 7.25%, 4/20/15 3                                              80,000          85,000
-------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 3                                      45,000          53,213
                                                                                                     --------------
                                                                                                           138,213

-------------------------------------------------------------------------------------------------------------------
ITALY--5.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.40%, 7/1/09 8 [EUR]       1,930,000       2,763,465
-------------------------------------------------------------------------------------------------------------------
JAPAN--7.5%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 7 [JPY]                                              170,000,000       1,480,279
10 yr., Series 245, 0.90%, 12/20/12 7 [JPY]                                             79,000,000         676,643
10 yr., Series 268, 1.50%, 3/20/15 7 [JPY]                                              84,000,000         736,229
30 yr., Series 25, 2.30%, 12/20/36 7 [JPY]                                             114,000,000         966,298
                                                                                                     --------------
                                                                                                         3,859,449


                  12 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MEXICO--0.6%
United Mexican States Bonds, Series A, 6.375%, 1/16/13                               $     300,000   $     316,200
-------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                              30,000          30,975
7.25%, 3/15/15                                                                             170,000         182,750
                                                                                                     --------------
                                                                                                           213,725

-------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.9%
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13                                    405,000         463,725
-------------------------------------------------------------------------------------------------------------------
SPAIN--1.7%
Spain (Government of) Treasury Bills, 4.058%, 10/19/07 2 [EUR]                             610,000         868,277
-------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.9%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                      330,000         484,019
-------------------------------------------------------------------------------------------------------------------
TURKEY--3.9%
Turkey (Republic of) Bonds, 6.75%, 4/3/18 7                                                125,000         125,000
-------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                             205,000         214,738
16%, 3/7/12 [TRY]                                                                        2,005,000       1,674,928
                                                                                                     --------------
                                                                                                         2,014,666

-------------------------------------------------------------------------------------------------------------------
UKRAINE--0.4%
Ukraine (Republic of) Unsec. Unsub. Nts., 6.875%, 3/4/11                                   180,000         184,928
-------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--5.0%
United Kingdom Treasury Bonds:
5%, 3/7/08 9 [GBP]                                                                         375,000         766,365
6%, 12/7/28 [GBP]                                                                          430,000       1,021,624
-------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                             385,000         776,719
                                                                                                     --------------
                                                                                                         2,564,708

-------------------------------------------------------------------------------------------------------------------
URUGUAY--0.5%
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                                  245,000         273,175
                                                                                                     --------------
Total Foreign Government Obligations (Cost $28,749,647)                                                 29,614,563

-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--8.1%
-------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 3                                 55,000          56,513
-------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 3                                                  95,000         104,681
-------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 3                                  68,545          69,573
-------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                      205,000         279,185
-------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 3                                                         60,000          63,750
-------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 3                                      35,000          34,738
-------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 3,10                                    40,000          38,486


                  13 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 6                                         $     100,000   $      95,900
-------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd., 6.793% Sec. Nts., Series 335, 4/30/12 6,8                                 100,000          99,690
-------------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec.Bonds, 8/16/37 3                                   130,000         138,288
-------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                        650,000         897,208
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                         405,000         550,208
-------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 3,8                                                                   70,000          65,562
6.625% Nts., 10/3/12 6,7                                                                    70,000          70,245
-------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 3                                         70,606          83,668
-------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 3                                                     40,000          38,092
-------------------------------------------------------------------------------------------------------------------
National Power Corp.:
6.875% Nts., 11/2/16 3                                                                      20,000          19,850
9.625% Unsec. Bonds, 5/15/28                                                                35,000          42,087
-------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 6,7                                             60,000          60,600
-------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11 [EUR]                                                  495,000         682,659
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                 485,000         643,812
                                                                                                     --------------
Total Corporate Bonds and Notes (Cost $4,098,316)                                                        4,134,795

-------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.2%
-------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec.
Credit Linked Nts., 9.342%, 8/11/08 2,7 [DOP]                                            1,500,000          41,466
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Egypt (The Arab Republic of) Total Return Linked
Nts., 7.725%, 9/16/08 2 [EGP]                                                              475,000          79,448
                                                                                                     --------------
Total Structured Securities (Cost $119,573)                                                                120,914

                                                              EXPIRATION    STRIKE
                                                                   DATES     PRICE       CONTRACTS
-------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR) Call 11                                    12/21/07      1.81         600,000           4,850
-------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 11                                    11/19/07   $ 90.86         860,000              86
-------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 11                                    12/12/07      1.02       1,740,000           5,072
-------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 11                                              12/21/07      1.41       1,210,000          34,850
                                                                                                     --------------
Total Options Purchased (Cost $50,000)                                                                      44,858


                  14 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                                                                                             VALUE
                                                                                            SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--41.4%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 12,13
(Cost $21,228,294)                                                                      21,228,294   $  21,228,294
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $55,239,322)                                               109.5%     56,136,765
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (9.5)     (4,853,193)
                                                                                       ----------------------------
NET ASSETS                                                                                   100.0%  $  51,283,572
                                                                                       ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
JPY   Japanese Yen
TRY   New Turkish Lira

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $192,112. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $921,789 or 1.80% of the Fund's net assets as of September 30, 2007.

4. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                                          CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                                                     SUBJECT TO PUT        DATES      PRICE   RECEIVED   SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)                                  7,000      10/1/07   $ 2.0245      $  52      $    --
British Pound Sterling (GBP)                                  8,000      10/2/07     2.0135         60           --
British Pound Sterling (GBP)                                  8,000      10/5/07     2.0335         71           37
Euro (EUR)                                                   40,000      10/4/07     1.4190        219          115
Euro (EUR)                                                   65,000      10/5/07     1.4188        403          213
                                                                                                 ------------------
                                                                                                 $ 805      $   365
                                                                                                 ==================

5. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                          CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                                                    SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)                                  7,000      10/1/07   $ 2.0245      $  52      $   149
British Pound Sterling (GBP)                                  8,000      10/2/07     2.0135         60          258
British Pound Sterling (GBP)                                  8,000      10/5/07     2.0335         71          145
Euro (EUR)                                                   40,000      10/4/07     1.4190        219          443
Euro (EUR)                                                   65,000      10/5/07     1.4188        403          747
                                                                                                 ------------------
                                                                                                 $ 805      $ 1,742
                                                                                                 ==================

6. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $367,235, which represents 0.72% of the Fund's net assets. See Note 11 of accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.


                  15 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Non-income producing security.

12. Rate shown is the 7-day yield as of September 30, 2007.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                       SHARES
                                                            SHARES        GROSS         GROSS   SEPTEMBER 30,
                                                     JULY 23, 2007    ADDITIONS    REDUCTIONS            2007
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              --   71,782,147    50,553,853      21,228,294

                                                                                        VALUE        DIVIDEND
                                                                                   SEE NOTE 1          INCOME
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                $21,228,294        $234,983

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                            $ 23,872,149      42.5%
Germany                                                     4,150,707       7.4
United Kingdom                                              4,012,124       7.2
Japan                                                       3,859,449       6.9
France                                                      2,827,058       5.0
Italy                                                       2,763,465       4.9
Turkey                                                      2,014,666       3.6
Australia                                                   1,977,710       3.5
Canada                                                      1,661,119       3.0
Colombia                                                    1,422,823       2.5
Belgium                                                     1,151,190       2.1
Spain                                                         868,277       1.5
Greece                                                        763,504       1.4
Brazil                                                        692,380       1.2
Philippines                                                   525,662       0.9
The Netherlands                                               484,019       0.9
Mexico                                                        354,686       0.6
Russia                                                        338,869       0.6
Austria                                                       337,992       0.6
Denmark                                                       283,122       0.5
Uruguay                                                       273,175       0.5
Argentina                                                     243,165       0.4
Panama                                                        213,725       0.4
Ukraine                                                       184,928       0.3
Dominican Republic                                            167,552       0.3
Indonesia                                                     138,213       0.2
India                                                         135,807       0.2
Supranational                                                  99,690       0.2
Peru                                                           83,668       0.2
Egypt                                                          79,448       0.1
El Salvador                                                    45,000       0.1
Ghana                                                          40,800       0.1
Trinidad & Tobago                                              38,092       0.1
Costa Rica                                                     32,531       0.1
                                                         -----------------------
Total                                                    $ 56,136,765     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $34,011,028)                                               $  34,908,471
Affiliated companies (cost $21,228,294)                                                    21,228,294
                                                                                        --------------
                                                                                           56,136,765
------------------------------------------------------------------------------------------------------
Cash                                                                                           72,559
------------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                            50,000
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                         463,150
------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                37,271
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                        514,932
Closed foreign currency contracts                                                             385,926
Investments sold                                                                              279,406
Due from Manager                                                                               40,745
Futures margins                                                                                   562
Other                                                                                          34,514
                                                                                        --------------
Total assets                                                                               58,015,830

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $46,014)                                               46,032
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,610)--
see accompanying statement of investments                                                       2,107
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         389,859
------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $2,912)                                                     26,408
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $716,290 purchased on a when-issued
basis or forward commitment)                                                                5,795,809
Closed foreign currency contracts                                                             247,816
Dividends                                                                                     196,431
Trustees' compensation                                                                            265
Shares of beneficial interest redeemed                                                            231
Other                                                                                          27,300
                                                                                        --------------
Total liabilities                                                                           6,732,258

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  51,283,572
                                                                                        ==============


                  17 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $       5,016
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 50,153,900
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             113,581
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 45,256
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             965,819
                                                                                        --------------
NET ASSETS--applicable to 5,015,897 shares of beneficial interest outstanding           $  51,283,572
                                                                                        ==============

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $       10.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Period Ended September 30, 2007 1
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $1,078)                                   $     251,421
------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                           234,983
                                                                                        --------------
Total investment income                                                                       486,404

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                                45,536
------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                    27,000
------------------------------------------------------------------------------------------------------
Interest expense                                                                               13,986
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       300
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            265
------------------------------------------------------------------------------------------------------
Shareholder communications                                                                         86
------------------------------------------------------------------------------------------------------
Other                                                                                           1,040
                                                                                        --------------
Total expenses                                                                                 88,213
Less waivers and reimbursements of expenses                                                   (87,948)
                                                                                        --------------
Net expenses                                                                                      265

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         486,139

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                          69,257
Closing and expiration of option contracts written                                             12,678
Closing and expiration of futures contracts                                                   (18,507)
Foreign currency transactions                                                                 113,562
Swap contracts                                                                                (18,216)
                                                                                        --------------
Net realized gain                                                                             158,774
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments from unaffiliated companies                                                       133,024
Translation of assets and liabilities denominated in foreign currencies                       803,278
Futures contracts                                                                              16,239
Option contracts written                                                                         (497)
Swap contracts                                                                                 13,775
                                                                                        --------------
Net change in unrealized appreciation                                                         965,819

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   1,610,732
                                                                                        ==============

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED SEPTEMBER 30,                                                                     2007 1
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                                   $     486,139
-------------------------------------------------------------------------------------------------------
Net realized gain                                                                             158,774
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         965,819
                                                                                        ---------------
Net increase in net assets resulting from operations                                        1,610,732

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                         (486,076)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions                 50,058,916

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                                             51,183,572
-------------------------------------------------------------------------------------------------------
Beginning of period                                                                           100,000 2
                                                                                        ---------------
End of period (including accumulated net investment income of $113,581
for the period ended September 30, 2007)                                                $  51,283,572
                                                                                        ===============

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.

2. Reflects the value of the Manager's initial seed money investment on May 14, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED SEPTEMBER 30,                                                                     2007 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                    $       10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                           .10
Net realized and unrealized gain                                                                  .22
                                                                                        --------------
Total from investment operations                                                                  .32
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                             (.10)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $       10.22
                                                                                        ==============

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                               3.19%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                $      51,284
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                       $      50,199
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                            5.05%
Total expenses                                                                                   0.92%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                                               0.00%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            30%

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer SMA International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      As of September 30, 2007, 100% of the shares of were owned by the Manager and its affiliates.

      Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that


                  22 | OPPENHEIMER SMA INTERNATIONAL BOND FUND fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $716,290 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


                  23 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED      ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM             LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1         TAX PURPOSES
     --------------------------------------------------------------------
     $279,030               $27,816              $--             $817,810

1. During the period ended September 30, 2007, the Fund did not utilize any capital loss carryforward.


                  24 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                                       REDUCTION TO
                                                    ACCUMULATED NET
                INCREASE TO ACCUMULATED            REALIZED GAIN ON
                NET INVESTMENT INCOME                   INVESTMENTS
                ---------------------------------------------------
                $113,518                                   $113,518

The tax character of distributions paid during the period ended September 30, 2007 was as follows:

                                                       PERIOD ENDED
                                                 SEPTEMBER 30, 2007
           --------------------------------------------------------
           Distributions paid from:
           Ordinary income                                 $486,076

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities               $55,238,945
           Federal tax cost of other investments          8,906,528
                                                        -----------
           Total federal tax cost                       $64,145,473
                                                        ===========

           Gross unrealized appreciation                $ 1,008,668
           Gross unrealized depreciation                   (190,858)
                                                        -----------
           Net unrealized appreciation                  $   817,810
                                                        ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                  25 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  26 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           PERIOD ENDED SEPTEMBER 30, 2007 1,2
                                         SHARES         AMOUNT
---------------------------------------------------------------
Sold                                  5,005,903    $50,058,970
Dividends and/or
distributions reinvested                     54            544
Redeemed                                    (60)          (598)
                                      -------------------------
Net increase                          5,005,897    $50,058,916
                                      =========================

1. For the period from July 23, 2007 (commencement of operations) to September 30, 2007.

2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on May 14, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended September 30, 2007, were as follows:

                                        PURCHASES          SALES
----------------------------------------------------------------
Investment securities                 $29,612,627     $6,420,195

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.48%, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended September 30, 2007, the Fund paid no fees to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the period ended September 30, 2007, the Manager waived management fees in the amount of $45,536. During the period ended September 30, 2007, the Manager reimbursed expenses in the amount of $42,412.


                  27 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                              CONTRACT       VALUATION AS
                                EXPIRATION      AMOUNT       OF SEPTEMBER      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                 DATES      (000S)           30, 2007    APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)              10/24/07       1,600 ARP     $  505,963        $     --        $  3,348
                                 10/11/07-
Australian Dollar (AUD)           12/21/07         265 AUD        234,358          16,122              --
Brazilian Real (BRR)               11/5/07       6,505 BRR      3,534,449          61,881              --
                                  10/1/07-
British Pound Sterling (GBP)      10/11/07         177 GBP        363,138           3,501              55
                                  10/1/07-
Canadian Dollar (CAD)             12/21/07         430 CAD        433,017          12,780              --
Chilean Peso (CLP)                10/22/07      92,000 CLP        180,070           1,186              --
Danish Krone (DKK)                 10/2/07         135 DKK         25,806             218              --
Dominican Republic Peso (DOP)      10/9/07       1,389 DOP         41,599              --             377
                                  10/1/07-
Euro (EUR)                        12/27/07       5,023 EUR      7,165,195          70,756              --
Indian Rupee (INR)                10/15/07      20,500 INR        514,332           7,909              --
                                  10/2/07-
Japanese Yen (JPY)                10/11/07     964,726 JPY      8,407,186         131,360          29,644


                  28 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                              CONTRACT       VALUATION AS
                                EXPIRATION      AMOUNT       OF SEPTEMBER      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                 DATES      (000S)           30, 2007    APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------
Malaysian Ringgit (MYR)           12/17/07         960 MYR     $  282,676        $  6,316        $     --
Mexican Nuevo Peso (MXN)          11/26/07       4,500 MXN        409,869           5,391              --
New Turkish Lira (TRY)            10/24/07         675 TRY        554,645          12,171              --
New Zealand Dollar (NZD)          12/21/07         296 NZD        222,525          15,348              66
Norwegian Krone (NOK)              1/29/08       3,860 NOK        714,996          36,705              --
Polish Zloty (PLZ)                10/10/07         750 PLZ        283,829          13,811              --
Singapore Dollar (SGD)              2/5/08         840 SGD        570,603           7,617              --
South African Rand (ZAR)          10/15/07       3,700 ZAR        535,899          22,038              --
South Korean Won (KRW)              2/1/08     158,000 KRW        173,408             853              --
Swedish Krone (SEK)               10/10/07       5,100 SEK        791,688          22,870              --
                                 10/11/07-
Swiss Franc (CHF)                  11/8/07         535 CHF        460,882           6,538              --
                                                                                 -------------------------
                                                                                  455,371          33,490
                                                                                 -------------------------
CONTRACTS TO SELL
                                  10/9/07-
Australian Dollar (AUD)           10/10/07       1,540 AUD      1,365,915              --          22,246
Brazilian Real (BRR)               11/5/07         435 BRR        236,354              --          17,100
                                  10/1/07-
British Pound Sterling (GBP)       10/9/07          50 GBP        102,286              --           1,490
                                  10/9/07-
Canadian Dollar (CAD)              1/16/08       1,507 CAD      1,516,272              --          75,825
Colombian Peso (COP)              10/16/07     339,000 COP        167,215              --          12,815
Czech Koruna (CZK)                10/15/07      10,250 CZK        531,018              --          13,341
                                  10/1/07-
Euro (EUR)                        12/21/07       3,001 EUR      4,280,617              --         133,859
                                  10/2/07-
Japanese Yen (JPY)                12/21/07     128,000 JPY      1,119,710           7,779           2,749
New Taiwan Dollar (TWD)           10/15/07      16,000 TWD        491,252              --           6,887
                                  11/2/07-
New Turkish Lira (TRY)             11/7/07         450 TRY        368,298              --          44,564
                                  10/9/07-
New Zealand Dollar (NZD)          10/10/07         385 NZD        291,488              --           1,748
Singapore Dollar (SGD)            10/15/07         750 SGD        505,451              --          10,088
                                  10/9/07-
Swiss Franc (CHF)                 12/21/07       1,049 CHF        903,511              --          13,657
                                                                                 -------------------------
                                                                                    7,779         356,369
                                                                                 -------------------------
Total unrealized appreciation and depreciation                                   $463,150        $389,859
                                                                                 =========================


                  29 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                       VALUATION AS       UNREALIZED
                                           EXPIRATION   NUMBER OF      OF SEPTEMBER     APPRECIATION
CONTRACT DESCRIPTION                            DATES   CONTRACTS          30, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canada (Government of) Bonds, 10 yr.         12/18/07           4   $       452,139   $       (2,686)
DAX Index                                    12/21/07           1           283,567            5,087
Euro-Schatz                                   12/6/07          47         6,927,120           (3,779)
Japan (Government of) Bonds, 10 yr.          12/10/07          22         2,585,452          (10,605)
OMXS30 Index                                 10/26/07           9           170,353            4,613
U.S. Treasury Nts., 10 yr.                   12/19/07         106        11,583,813            3,356
United Kingdom Long Gilt                     12/27/07           2           437,597           (4,555)
                                                                                      ---------------
                                                                                              (8,569)


                  30 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                                                    VALUATION AS OF       UNREALIZED
                                           EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                            DATES   CONTRACTS              2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                 12/6/07          15   $     2,410,130   $           11
Nikkei 225 Index                             12/13/07           1           146,520           (9,364)
Standard & Poor's 500 E-Mini Index           12/21/07           2           153,810           (4,893)
U.S. Long Bonds                              12/19/07          83         9,241,531           43,707
U.S. Treasury Nts., 5 yr.                    12/31/07         151        16,161,719           (4,653)
                                                                                      ---------------
                                                                                              24,808
                                                                                      ---------------
                                                                                      $       16,239
                                                                                      ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  31 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the period ended September 30, 2007 was as follows:

                                                 CALL OPTIONS                 PUT OPTIONS
                                   --------------------------   --------------------------
                                     NUMBER OF      AMOUNT OF     NUMBER OF     AMOUNT OF
                                     CONTRACTS       PREMIUMS     CONTRACTS      PREMIUMS
------------------------------------------------------------------------------------------
Options outstanding as of
July 23, 2007                               --   $         --            --   $        --
Options written                    106,491,000         13,382   106,491,000        13,415
Options closed or expired          (61,549,000)        (4,855)  (44,821,000)       (7,823)
Options exercised                  (44,814,000)        (7,722)  (61,542,000)       (4,787)
                                   -------------------------------------------------------
Options outstanding as of
September 30, 2007                     128,000   $        805       128,000   $       805
                                   =======================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


                  32 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                        NOTIONAL            PAID BY    RECEIVED BY    TERMINATION
COUNTERPARTY                  AMOUNT           THE FUND       THE FUND          DATES       VALUE
--------------------------------------------------------------------------------------------------
                                              Six-Month
                                           Tasa Nominal
Banco Santander                                  Annual
Central Hispano SA        33,000,000 CLP    (TNA-Chile)          6.600%       8/21/17    $  1,147
--------------------------------------------------------------------------------------------------
                                              Six-Month
                                           Tasa Nominal
Citibank NA,                                     Annual
New York                  26,000,000 CLP    (TNA-Chile)          6.530        8/25/17           1
--------------------------------------------------------------------------------------------------
                                              Six-Month
                                           Tasa Nominal
Credit Suisse                                    Annual
International             26,000,000 CLP    (TNA-Chile)          6.580        8/21/17         839
--------------------------------------------------------------------------------------------------
J Aron & Co.               8,000,000 BRR           BZDI         11.460         1/2/12      16,602
--------------------------------------------------------------------------------------------------
Morgan Stanley                                               Six-Month
Capital Services, Inc.       790,000 EUR         4.713%        EURIBOR        8/22/17      (2,896)
--------------------------------------------------------------------------------------------------
                                                           Three-Month
Westpac                    1,410,000 NZD         7.775     NZD-BBR-FRA        9/17/09       2,505
                                                                                         ---------
                                                                                         $ 18,198
                                                                                         =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR           Brazilian Real
CLP           Chilean Peso
EUR           Euro
NZD           New Zealand Dollar

Index abbreviations are as follows:

BZDI          Brazil Interbank Deposit Rate
EURIBOR       Euro Interbank Offered Rate
NZD-BBR-FRA   New Zealand Dollar-Bank Bill Rate-Foward Rate Agreement

--------------------------------------------------------------------------------
9. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract


                  33 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT DEFAULT SWAP CONTRACTS Continued

and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                BUY/SELL   NOTIONAL         PAY/
SWAP                              REFERENCE       CREDIT     AMOUNT      RECEIVE   TERMINATION    PREMIUM
COUNTERPARTY                         ENTITY   PROTECTION     (000S)   FIXED RATE         DATES   RECEIVED      VALUE
---------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                   CDX.EM.8
                               5-Year Index          Buy   $    160         1.75%     12/20/12   $  1,472   $ (1,656)
                         Republic of Turkey         Sell         85         1.81       4/20/12         --        970
---------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York              Republic of Indonesia         Sell         20         2.10       9/20/12         --        672
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG           Republic of Peru         Sell         60         1.50       4/20/17         --      1,361
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc:
                             CDX.EM.8 Index          Buy        160         1.75      12/20/12      1,440     (1,808)
                      Republic of Indonesia         Sell         40         2.23       9/20/12         --      1,561
                         Republic of Turkey         Sell         85         2.85      11/20/16         --      3,145
---------------------------------------------------------------------------------------------------------------------
UBS AG                      Republic of the
                                Philippines         Sell        230         2.50       6/20/17         --      8,468
                                                                                                 --------------------
                                                                                                 $  2,912   $ 12,713
                                                                                                 ====================


                  34 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP                      NOTIONAL    PAID BY       RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT   THE FUND          THE FUND          DATE       VALUE
------------------------------------------------------------------------------------------
                                                   The Constant
                                                Maturity Option
Merrill Lynch                                     Price divided
Capital Services, Inc.   $ 880,000       5.33%        by 10,000       8/13/17   $ (20,048)

--------------------------------------------------------------------------------
11. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the


                  35 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENT Continued

evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  36 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER SMA INTERNATIONAL BOND
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer SMA International Bond Fund, including the statement of investments, as of September 30, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from July 23, 2007 (commencement of operations) to September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer SMA International Bond Fund as of September 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period from July 23, 2007 (commencement of operations) to September 30, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2007


                  37 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  38 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  39 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that a fund's Board of Directors or Trustees, including a majority of the independent Board members, request and evaluate, and that its Manager provide, such information as may be reasonably necessary to evaluate the terms of the fund's investment advisory agreement.

      In approving the Fund's initial investment advisory agreement (the "Agreement"), the Board of Trustees (the "Board") considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who will provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services expected to be provided by the Manager and the quality of the Manager's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the


                  40 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Arthur Steinmetz, the portfolio manager for the Fund, and the Manager's international and quantitative fixed income investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program's sponsor.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.


                  41 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  42 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS  HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE     PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                         COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                 General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of         Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Trustees (since 2007),           Zurich Financial Services Investment Advisory Board (insurance) (since October 2004); Chairman
Trustee (since 2006)             (since August 2007) and Trustee (since August 1991) of the Board of Governing Trustees of The
Age: 64                          Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                 LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of
                                 AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                 Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                 (May 2000-April 2002) (executive search firm). Oversees 64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                 President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)             management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                          Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                 2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                 Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                 (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                 U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                 President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                 President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                 National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                 Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                 Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                 Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                 Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                 Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                 (financial services holding company) (1977-1985); held the following positions at the Colonial
                                 Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                 (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                 Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                 and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2006)             Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                          of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                 Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.


                  43 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                 A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the OppenheimerFunds
Trustee (since 2006)             complex.
Age: 74

PHILLIP A. GRIFFITHS,            Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2006)             of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                          Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                 Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                 American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                 Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                 (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                 University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2006)             President and General Auditor of American Express Company (financial services company) (July
Age: 65                          1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since
Trustee (since 2006)             January 2006); Director of Columbia Equity Financial Corp. (privately-held financial advisor)
Age: 55                          (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial advisor)
                                 (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                 on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                 Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                 Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,        Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2006)             consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                          educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                 Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2006)             Director of Lakes Environmental Association (environmental protection organization) (since 1996);
Age: 66                          Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                 Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                   President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2006)             1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                          Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                 Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                 (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                 (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.


                  44 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                      NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                 POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and           Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Principal Executive Officer      President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
(since 2006)                     company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                          (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                 (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                 Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                 Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                 November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                 July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                 (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October
                                 2007) and Member of the Investment Company Institute's Board of Governors (since October 2003);
                                 Chief Operating Officer of the Manager (September 2000-June 2001). Oversees 102 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. STEINMETZ, ZACK,
OF THE FUND                      GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                 CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,             Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Vice President and Portfolio     Corporation (since March 2000). An officer of 4 portfolios in the OppenheimerFunds complex.
Manager (since 2006)
Age: 48

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief         Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer               and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2006)                     Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 57                          Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                 officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal          HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting           Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 2006)             (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                          International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset


                  45 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                 Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
Continued                        program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
                                 Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                 Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,               Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer              (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                     1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,               Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer              Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2006)                     Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                          Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)           Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 59                          Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                 Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                 Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                 (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                 President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                 Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                 Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                 December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                 Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                 (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                 Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                 Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                 2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                 the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                 1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,               Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary              2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2006)                     (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                          Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                 OppenheimerFunds complex.

PHILLIP S. GILLESPIE,            Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary              President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2006)                     Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43


                  46 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

KATHLEEN T. IVES,                Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary              of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2006)                     Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                          Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                 Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                 December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  47 | OPPENHEIMER SMA INTERNATIONAL BOND FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $45,000 in fiscal 2007 and no such fees in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $55,000 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $55,000 in fiscal 2007 and no such fees in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA International Bond Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007